Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our equity award grant policy formalizes our process for granting equity-based awards. Under our equity award grant policy, our board of directors or the compensation committee may grant equity awards at any time. In addition, our board of directors established a management equity grant committee consisting of our CEO, CFO, and President to grant compensatory equity awards to employees, except for our Section 16 officers. It is our policy to not time equity award grants in relation to the release of material non-public information.

Award Timing Method	Under our equity award grant policy, our board of directors or the compensation committee may grant equity awards at any time.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is our policy to not time equity award grants in relation to the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false